Financing Income and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Financial Income
Net change in fair value of financial instruments mandatorily measured at fair value through profit or loss	$ 36	$ 24	$ 80	$ 401	$ 509
Net foreign exchange income	642	0	982	0	0
Total Financial Income	678	24	1,062	401	509
Financial Expenses
Net foreign exchange loss	0	659	0	485	1,279
Interest expense on lease liabilities	81	0	137	1	9
Bank interest and commission expenses	4	5	8	7	11
Total Financial Expenses	85	664	145	493	1,299
Net financing expenses (income) recognized in profit or loss	$ (593)	$ 640	$ (917)	$ 92	$ 790